STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, weighted-average grant date fair value (in dollars per share)	$ 2.24
Options granted (in shares)	18,335	0
Options exercised, intrinsic value	$ 30.2	$ 0.1
Remaining unrecognized stock-based compensation expense	$ 3.5
Outstanding stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance under the plan (in shares)	55,305,506
Exercise price as a percentage of fair value	100.00%
Exercise price as a percentage of fair value for shareholders owning specified minimum amount	110.00%
Significant shareholder threshold used for determining exercise price	10.00%
Exercise period	10 years
Weighted average period for recognition of stock-based compensation expense	2 years 2 months 12 days
Outstanding stock options | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Vesting percentage	25.00%
Outstanding stock options | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Vesting percentage	2.08%